LIABILITY FOR ACQUISITION OF NON-CONTROLLING INTERSTS (Narrative) (Details) - Mediton Group $ in Thousands, ₪ in Millions		12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2021	Sep. 30, 2024 ILS (₪)	Sep. 30, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired		70.00%
Proportion of voting rights held by non-controlling interests		30.00%
Exercise price of put option			₪ 31.1	$ 8,540
Difference between carrying amount of non controlling interests and liability	$ 5,618